EQUITY	0 Months Ended
Dec. 31, 2011
Equity [Abstract]
Equity

<>NOTE 13—EQUITY:

<>a.       Share capital:

<>As of December 31, 2011, there were 942 million ordinary shares issued (December 31, 2010—937 million). Teva shares are traded on the Tel-Aviv Stock Exchange (“TASE”) and, in the form of American Depository Shares, each of which represents one ordinary share, on the Nasdaq Global Select Market in the United States. In addition, as at December 31, 2011 and 2010, there were five million outstanding special shares, issued by a subsidiary, that are exchangeable at any time at the discretion of their holders into ordinary shares of the Company at a 1:1 ratio.

In December 2010, Teva's board of directors authorized the Company to repurchase up to an aggregate of $1 billion of its ordinary shares/ADSs over a period of 12 months. During the year ended December 31, 2011, Teva spent approximately $899 million to repurchase approximately 19.6 million of its shares reaching a total of approximately $1 billion in accordance with Teva's board of directors authorization.

In December 2011, Teva's board of directors authorized the Company to repurchase up to an aggregate of $3 billion of its ordinary shares/ADSs. This repurchase authorization has no time limits.

b.       Registered offerings:

<>In December 2011, the Company filed a shelf registration statement with the U.S. Securities and Exchange Commission. Under this registration statement, Teva may, from time to time, sell shares, debt securities and/or any other securities described in the registration statement in one or more offerings. During 2011, Teva issued senior notes in an aggregate amount of $5,750 million (see note 10).

<>c.       Stock-based compensation plans:

<>Stock-based compensation plans comprise employee stock option plans and restricted stock units (“RSUs”) and other equity-based awards to employees, officers and directors. The purpose of the plans is to enable the Company to attract and retain qualified personnel and to motivate such persons by providing them with an equity participation in the Company.

On June 29, 2010, Teva Long-Term Equity-Based Incentive Plan was approved by the shareholders, under which 70 million equivalent stock units, including both options exercisable into ordinary shares and RSUs, were approved for grant. As of December 31, 2011, 47 million equivalent stock units remain available for future awards.

In the past, we had various employee stock and incentive plans under which stock options and other share-based awards were granted. Stock options and other share-based awards granted under such prior plans continue in accordance with the terms of the respective plans.

<>The vesting period of the options and RSUs is generally 2 to 4 years from the date of grant. The rights of the ordinary shares obtained from the exercise of options or RSUs are identical to those of the other ordinary shares of the Company. The contractual term of these options is primarily for seven years in prior plans and ten years for options granted under the newly approved plan described above.

<>Status of options

<>A summary of the status of the option plans as of December 31, 2011, 2010 and 2009, and changes during the years ended on those dates, is presented below (the number of options represents ordinary shares exercisable in respect thereof).

	Year ended December 31,
	2011		2010		2009
	Number (in thousands)	Weighted average exercise price	Number (in thousands)	Weighted average exercise price	Number (in thousands)	Weighted average exercise price
		$		$		$
Balance outstanding at beginning of year	28,164	44.77	30,057	38.66	29,212	31.54
Changes during the year:
Granted	9,550	42.56	6,062	50.62	8,504	51.91
Exercised	(2,295)	30.21	(7,273)	24.53	(6,805)	24.70
Forfeited	(2,121)	48.61	(682)	43.29	(854)	37.90
Balance outstanding at end of year	33,298	44.92	28,164	44.77	30,057	38.66
Balance exercisable at end of year	11,456	41.01	9,862	36.17	12,719	28.77

The weighted average fair value of options granted during the years were estimated by using the Black-Scholes option-pricing model:

	Year ended December 31,
	2011	2010	2009

Weighted average fair value	$ 9.2	$ 9.7	$ 11.7

The fair value of these options was estimated on the date of grant, based on the following weighted average assumptions:

	Year ended December 31,
	2011	2010	2009

Dividend yield	2.0%	1.7%	1.5%
Expected volatility	27%	24%	25%
Risk-free interest rates (in dollar terms)	1.3%	1.7%	2.2%
Expected life	6 years	5 years	5 years

The expected term was estimated based on the weighted average period the options granted are expected to be outstanding taking into consideration the current vesting of options and the historical exercise patterns of existing option plans. The expected volatility assumption used is based on a blend of the historical and implied volatility of the Company's stock. The risk-free interest rate used is based on the yield of U.S Treasuries with a maturity closest to the expected term of the options granted. The dividend yield assumption reflects the expected dividend yield based on historical dividends. Pre-vesting forfeiture rates of between 2% and 9% were estimated based on pre-vesting forfeiture experience.

The following tables summarize information at December 31, 2011 regarding the number of ordinary shares issuable upon: (1) outstanding options and (2) vested options:
(1) Number of ordinary shares issuable upon exercise of outstanding options
Range of exercise prices			Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in thousands)
			Number of shares	$	Years	$
$10.30	-	$15.20	165	13.97	0.07	4,351
$15.21	-	$22.50	8	21.59	2.54	158
$22.51	-	$32.30	1,072	32.02	1.88	8,940
$32.31	-	$40.50	2,114	32.65	1.97	16,299
$40.51	-	$43.00	13,038	41.80	7.44	-
$43.01	-	$45.00	3,196	44.03	3.10	-
$45.01	-	$52.00	8,946	49.63	7.48	-
$52.01	-	$65.00	4,759	54.64	4.97	-
Total			33,298	44.92	6.12	29,748

(2) Number of ordinary shares issuable upon exercise of vested options
Range of exercise prices			Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in thousands)
			Number of shares	$	Years	$
$10.30	-	$15.20	165	13.97	0.07	4,351
$15.21	-	$22.50	8	21.59	2.54	158
$22.51	-	$32.30	1,072	32.02	1.88	8,940
$32.31	-	$40.50	2,114	32.65	1.97	16,299
$40.51	-	$43.00	3,368	42.08	2.62	-
$43.01	-	$45.00	2,915	44.02	3.00	-
$45.01	-	$52.00	651	48.58	4.06	-
$52.01	-	$65.00	1,163	53.59	4.94	-
Total			11,456	41.01	2.81	29,748

<>The aggregate intrinsic value in the above tables represents the total pre-tax intrinsic value, based on the Company's closing stock price of $40.36 on December 31, 2011, less the weighted average exercise price per range. This represents the potential amount receivable by the option holders had all option holders exercised their options as of such date. The total number of in-the-money options exercisable as of December 31, 2011 was 3.4 million.

<>The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $35 million, $222 million and $161 million, respectively, based on the Company's average stock price of $45.5, $55.1 and $48.3 during the years then ended, respectively.

<>Status of non-vested RSUs

<>The fair value of RSUs is estimated based on the market value of the Company's stock on the date of award, less an estimate of dividends that will not accrue to RSU holders prior to vesting.

<>The following table summarizes information about the number of RSUs issued and outstanding:

	Year ended December 31,
	2011		2010		2009
	Number (in thousands)	Weighted average grant date fair value$	Number (in thousands)	Weighted average grant date fair value$	Number (in thousands)	Weighted average grant date fair value$
		$		$		$
Balance outstanding at beginning of year	2,290	45.78	2,063	43.51	1,511	38.13
Granted	1,295	39.41	672	47.57	920	49.91
Vested	(389)	44.43	(379)	37.20	(291)	37.18
Forfeited	(103)	45.49	(66)	42.22	(77)	38.17
Balance outstanding at end of year	3,093	43.23	2,290	45.78	2,063	43.51

<>The Company has expensed compensation costs, net of estimated forfeitures, based on the grant-date fair value. For the years ended December 31, 2011, 2010 and 2009, the Company recorded stock-based compensation costs as follows:

	Year ended December 31,
	2011	2010	2009

	(U.S. in millions)
Employee stock options	$63	$56	$37
Restricted stock units (“RSUs”)	28	24	17
Total stock-based compensation expense	91	80	54
Tax effect on stock-based compensation expense	13	11	10
Net effect	$78	$69	$44

<>The total unrecognized compensation cost before tax on employee stock options and RSUs amounted to $143 million and $78 million, respectively, at December 31, 2011, and is expected to be recognized over a weighted average period of 1.6 years for both stock options and RSUs.

<>d.       Retained earnings and accumulated other comprehensive income (loss):

  <><><>Retained earnings available for distribution as cash dividends at December 31, 2011 include amounts the distribution of which would attract a tax of $1,624 million (see note 1u).
  <><><>Dividends are declared and paid in New Israeli Shekels (“NIS”). Dividends paid per share in the years ended December 31, 2011, 2010 and 2009 were $0.89, $0.74 and $0.61, respectively. Subsequent to December 31, 2011, the Company declared an additional dividend of 1.0 NIS per share in respect of the fourth quarter of 2011.
  <><><>Components of accumulated other comprehensive income (loss) attributable to Teva:

	December 31,
	2011	2010

	(U.S. in millions)
Currency translation adjustment, net of tax	$(455)	$386
Unrealized gain (loss) from available-for-sale securities, net of tax	(72)	43
Unrealized loss from cash flow hedge	(30)	(70)
Other	(32)	(9)
Comprehensive income (loss) attributable to Teva	$(589)	$350